Note 10 - Equity (Details) - Restricted Stock Activity - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Equity (Details) - Restricted Stock Activity [Line Items]
Restricted stock awards granted		90,000
Restricted Stock [Member]
Note 10 - Equity (Details) - Restricted Stock Activity [Line Items]
Outstanding	0
Remaining available to be issued	42,950
Restricted stock awards granted	662,375
Outstanding	662,375	0